                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-02482

                            Van Kampen Reserve Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 05/31/03
                        -----------

Date of reporting period: 05/31/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 7/12/74           since 4/18/95           since 4/18/95
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES
Since Inception             6.58%       --          3.39%       3.39%       3.20%       3.20%
10-year                     3.84        --            --          --          --          --
5-year                      3.52        --          2.76        2.49        2.76        2.76
1-year                      0.89        --          0.13       -3.87        0.17       -0.83
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and 0.90 percent for Class B and C shares. Certain non-recurring payments were made to Class C Shares, resulting in an increase to the one-year total return by approximately .05%. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

Fund Report

FOR THE TWELVE-MONTH PERIOD ENDING MAY 31, 2003

       Van Kampen Reserve Fund is managed by Dale Albright, Executive Director; and Jonathan Page, Managing Director(1). This discussion reflects the team's views of the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The Federal Reserve (the Fed) has been taking an accommodative posture as it tries to accelerate the slow pace of economic activity.

        -- On November 2, 2002, the U.S. Federal Open Market Committee (FOMC) reduced its target rate for federal funds to 1.25 percent, a 42-year low.

        -- Although it has maintained this target rate, the Fed recently changed its formal economic assessment to one that indicates economic risks in the foreseeable future are tilted toward weakness.

       Against this backdrop, money market fund yield levels have fallen to record lows.

       Recent economic data continued to reflect a fairly weak economy.

        -- Preliminary first quarter 2003 Gross Domestic Product (GDP) growth rose by only 1.9 percent, up slightly from 1.4 percent in the fourth quarter of 2002, as high levels of uncertainty slowed the U.S. economy.

        -- Consumer confidence fell monthly during the first quarter of this year, but bounced higher in April as the war in Iraq was substantially concluded.

        -- Nonfarm payrolls and manufacturing have also been generally declining.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The fund continued to serve as a useful investment for liquidity and preservation of capital, and generated a yield that reflects prevailing money market conditions. As of May 31, 2003:

        -- The fund's seven-day average yield was 0.82 percent for Class A shares, 0.05 percent for Class B shares, and 0.06 percent for Class C shares, with an effective annual yield of 0.82 percent for Class A shares, 0.05 percent for Class B shares, and 0.06 percent for Class C shares.

        -- For the one-year period, the fund posted a total return at net asset value of 0.89 percent for Class A shares, 0.13 percent for Class B shares, and 0.17 percent for Class C shares. Including sales charges,

       (1)Team members may change without notice at any time.

the fund's total return for Class B and C shares was -3.87 percent and -0.83 percent, respectively. (No sales charge is assessed on purchases of Class A shares; other charges may apply.)

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING KEY
       THEMES.

A. We continued our strategy of positioning the fund for stability of principal with a very high degree of liquidity.

        -- We continued to invest in high-quality commercial paper, Federal agency obligations, overnight repurchase agreements, and bank notes and negotiable certificates of deposit of financially strong commercial banks.

        -- We maintained our high credit standards by continuing to use a significant proportion of Federal agency obligations, especially in the three-month and longer maturity segment. At the same time, we attempted to limit purchases of corporate obligations to only those issuers that possess both top short-term credit ratings and relatively high long-term debt ratings.

        -- Our primary strategy has been to prudently maintain the average maturity of the portfolio. As of May 31, 2003, the fund's weighted average maturity was 45 days; 93 percent of holdings were due to mature in less than three months.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. The pace of economic activity in the U.S. in early 2003 was constrained by unstable geopolitical conditions and harsh winter weather in parts of the country. When some of the world's problems become less threatening, we expect consumer and business confidence to improve. This, coupled with the stimulative monetary and fiscal conditions

PORTFOLIO COMPOSITION AS OF 5/31/03
Commercial Paper                        45.0%
U.S. Government Agency                  24.9
Certificates of Deposit                 16.8
Repurchase Agreements                    8.4
Notes                                    4.9

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

       already in place, could lead to a meaningful economic expansion. If this environment occurs, we anticipate moderately higher short-term interest rates, perhaps in the first half of 2004, which may help boost the fund's yield.

 Investment Strategy

        -- Allocate assets and select maturities based on the shape of the money market yield curve and evaluation of internal and external interest rate forecasts. We gradually shift the portfolio's average maturity slightly shorter or longer, based upon several factors that include portfolio valuation, recent cash flow experience, and current and anticipated shifts in the money market yield curve and interest rates.

        -- Seek to maintain diversification among sectors. We invest primarily in high-quality commercial paper, negotiable certificates of deposit and bank notes of carefully selected, large depository institutions, and Federal agency and Treasury obligations.

        -- Formal credit reviews and frequent monitoring of all investments are standard operating procedures. While nationally recognized ratings serve as the starting point for any potential investment, we go far beyond these ratings as part of our due diligence process. Our team continuously reviews and reassesses the relative and absolute desirability of an issuer's obligations, using both fundamental and quantitative analysis.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

May 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                      DISCOUNT
PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
           COMMERCIAL PAPER  45.8%
$30,000    AIG Funding Inc. .............................  06/13/03     1.227%   $ 29,987,750
 25,000    American Express Credit.......................  06/03/03     1.241      24,998,278
 25,000    BMW US Capital Corp. .........................  07/22/03     1.213      24,957,146
 40,000    Citicorp......................................  06/18/03     1.231      39,976,767
 25,000    Ei Dupont de Nemours Co.......................  07/22/03     1.182      24,958,208
 20,000    General Electric Capital Corp. ...............  06/25/03     1.174      19,984,400
 20,000    General Electric Capital Corp. ...............  07/25/03     1.223      19,963,400
 20,000    Mortgage Interest Networking Trust............  06/16/03     1.251      19,989,583
 21,000    Mortgage Interest Networking Trust............  06/20/03     1.251      20,986,146
 45,000    New Center Asset Trust........................  06/24/03     1.253      44,964,062
 25,000    Northern Trust Corp. .........................  08/07/03     1.224      24,943,236
 40,000    Shell Finance PLC (United Kingdom)............  08/04/03     1.203      39,914,667
 40,000    Societe Generale North America Inc. ..........  08/06/03     1.213      39,911,267
 40,000    UBS Finance LLC (Delaware)....................  06/23/03     1.247      39,969,567
                                                                                 ------------
           TOTAL COMMERCIAL PAPER.............................................    415,504,477
                                                                                 ------------

           U.S. GOVERNMENT AND AGENCY OBLIGATIONS  25.4%
 10,000    Federal Farm Credit Bank Discount Note........  08/06/03     1.477       9,973,233
 20,000    Federal Home Loan Bank Discount Note..........  06/11/03     1.257      19,993,055
 15,000    Federal Home Loan Mortgage Corporation
           Discount Note.................................  07/17/03     1.763      14,966,650
 20,000    Federal Home Loan Mortgage Corporation
           Discount Note.................................  10/27/03     1.187      19,902,978
 25,000    Federal Home Loan Mortgage Corporation
           Discount Note.................................  12/12/03     1.130      24,849,111
 20,000    Federal National Mortgage Association Discount
           Note..........................................  07/02/03     1.257      19,978,472
 50,000    Federal National Mortgage Association Discount
           Note..........................................  07/31/03     1.236      49,897,500
 11,000    Federal National Mortgage Association Discount
           Note..........................................  08/22/03     1.776      10,956,153
 40,000    Federal National Mortgage Association Discount
           Note..........................................  08/27/03     1.179      39,886,417
 20,000    Federal National Mortgage Association Discount
           Note..........................................  11/05/03     1.137      19,901,439
                                                                                 ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS.......................    230,305,008
                                                                                 ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003

                                                                      DISCOUNT
PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
           CERTIFICATES OF DEPOSIT  17.1%
$45,000    Canadian Imperial Bank of Commerce............  06/12/03     1.220%   $ 45,000,000
 40,000    Chase Manhattan Bank NA.......................  07/03/03     1.240      40,000,000
 30,000    State Street Bank & Trust.....................  07/15/03     1.230      30,000,000
 40,000    Wells Fargo Bank NA...........................  07/07/03     1.230      40,000,000
                                                                                 ------------
           TOTAL CERTIFICATES OF DEPOSIT......................................    155,000,000
                                                                                 ------------

           NOTE  4.9%
 45,000    LaSalle Bank NA...............................  06/05/03     1.220      45,000,000
                                                                                 ------------
REPURCHASE AGREEMENTS  8.5%
Banc of America Securities LLC ($77,400,000 par collateralized by U.S.
Government obligations in a pooled cash account, dated 05/30/03, to be sold on
06/02/03 at $77,408,192)......................................................     77,400,000
                                                                                 ------------

TOTAL INVESTMENTS  101.7% (A).................................................    923,209,485
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.7%).................................    (15,790,170)
                                                                                 ------------
NET ASSETS  100.0%............................................................   $907,419,315
                                                                                 ============

(a)   At May 31, 2003, cost is identical for both book and federal income taxes.

See Notes to Financial Statements                                              7

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
May 31, 2003

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $923,209,485
Receivables:
  Fund Shares Sold..........................................     1,679,298
  Interest..................................................       279,639
  Expense Reimbursement from Adviser........................        61,578
Other.......................................................       143,746
                                                              ------------
    Total Assets............................................   925,373,746
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................    16,557,313
  Distributor and Affiliates................................       739,487
  Custodian Bank............................................       201,138
  Income Distributions......................................        17,157
Accrued Expenses............................................       251,243
Trustees' Deferred Compensation and Retirement Plans........       188,093
                                                              ------------
    Total Liabilities.......................................    17,954,431
                                                              ------------
NET ASSETS..................................................  $907,419,315
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $907,410,914
Accumulated Undistributed Net Investment Income.............        39,893
Accumulated Net Realized Loss...............................       (31,492)
                                                              ------------
NET ASSETS..................................................  $907,419,315
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $501,449,682 and
    501,488,841 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $349,801,270 and 349,805,100 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $56,168,363 and 56,161,890 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

 8                                             See Notes to Financial Statements

Statement of Operations
For the Year Ended May 31, 2003

INVESTMENT INCOME:
Interest....................................................  $15,448,686
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $780,613, $3,433,550 and $530,500,
  respectively).............................................    4,744,663
Investment Advisory Fee.....................................    3,799,489
Shareholder Services........................................    2,480,387
Custody.....................................................      154,782
Trustees' Fees and Related Expenses.........................       30,586
Legal.......................................................       29,688
Other.......................................................      385,742
                                                              -----------
    Total Expenses..........................................   11,625,337
    Investment Advisory Fee Reduction.......................    1,516,637
    Less Credits Earned on Cash Balances....................       79,112
                                                              -----------
    Net Expenses............................................   10,029,588
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,419,098
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 5,419,098
                                                              ===========

See Notes to Financial Statements                                              9

Statements of Changes in Net Assets

                                                           YEAR ENDED         YEAR ENDED
                                                          MAY 31, 2003       MAY 31, 2002
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................  $     5,419,098    $    14,409,154
                                                         ---------------    ---------------

Distributions from Net Investment Income:
  Class A Shares.......................................       (4,773,928)        (9,391,875)
  Class B Shares.......................................         (508,801)        (4,252,158)
  Class C Shares.......................................         (106,105)          (748,354)
                                                         ---------------    ---------------
Total Distributions....................................       (5,388,834)       (14,392,387)
                                                         ---------------    ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....           30,264             16,767
                                                         ---------------    ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................    2,304,701,987      1,896,126,309
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................        5,388,834         14,392,387
Cost of Shares Repurchased.............................   (2,210,465,643)    (1,956,211,417)
                                                         ---------------    ---------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       99,625,178        (45,692,721)
                                                         ---------------    ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................       99,655,442        (45,675,954)
NET ASSETS:
Beginning of the Period................................      807,763,873        853,439,827
                                                         ---------------    ---------------
End of the Period (Including accumulated undistributed
  net investment income of $39,893 and $2,513,
  respectively)........................................  $   907,419,315    $   807,763,873
                                                         ===============    ===============

 10                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2003      2002      2001      2000      1999
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     .01       .02       .05       .05       .04
  Less Distributions from Net Investment
    Income...................................     .01       .02       .05       .05       .04
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   0.89%     1.93%     5.35%(a)  4.92%     4.55%
Net Assets at End of the Period (In
  millions)..................................  $501.4    $458.0    $451.7    $573.3    $529.6
Ratio of Expenses to Average Net Assets*
  (c)........................................    .69%      .91%      .95%      .82%      .84%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .89%     1.94%     5.22%     4.71%     4.38%
*    If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
     Ratio of Expenses to Average Net Assets
       (c)...................................    .85%       N/A       N/A       N/A       N/A
     Ratio of Net Investment Income to
       Average Net Assets....................    .73%       N/A       N/A       N/A       N/A

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2003 and May 31, 1999.

N/A=Not Applicable

See Notes to Financial Statements                                             11

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2003      2002      2001      2000      1999
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     -0-(d)    .01       .05       .04       .04
  Less Distributions from Net Investment
    Income...................................     -0-(d)    .01       .05       .04       .04
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return*(b).............................   0.13%     1.16%     4.66%(a)  4.14%     3.78%
Net Assets at End of the Period (In
  millions)..................................  $349.8    $299.1    $338.7    $238.8    $129.8
Ratio of Expenses to Average Net Assets*
  (c)........................................   1.45%     1.67%     1.58%     1.57%     1.63%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .13%     1.17%     4.43%     3.96%     3.71%
*    If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
     Ratio of Expenses to Average Net Assets
       (c)...................................   1.61%       N/A       N/A       N/A       N/A
     Ratio of Net Investment Loss to Average
       Net Assets............................   (.03%)      N/A       N/A       N/A       N/A

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2003 and May 31, 1999.

(d)   Amount is less than $.01.

N/A=Not Applicable

 12                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS C SHARES                                 ----------------------------------------------
                                                2003      2002      2001      2000      1999
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     -0-(d)    .01       .05       .04       .04
  Less Distributions from Net Investment
    Income...................................     -0-(d)    .01       .05       .04       .04
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   0.17%     1.23%     4.57%(a)  4.14%     3.77%
Net Assets at End of the Period (In
  millions)..................................  $ 56.2    $ 50.7    $ 63.0    $ 54.7    $ 26.9
Ratio of Expenses to Average Net Assets*
  (c)........................................   1.41%     1.60%     1.69%     1.57%     1.63%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .17%(e)  1.29%     4.40%     3.96%     3.73%
*    If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
     Ratio of Expenses to Average Net Assets
       (c)...................................   1.57%       N/A       N/A       N/A       N/A
     Ratio of Net Investment Income to
       Average Net Assets....................    .01%(e)    N/A       N/A       N/A       N/A

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2003 and May 31, 1999.

(d)   Amount is less than $.01.

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the ratio of net investment income to average net assets of .05%.

N/A=Not Applicable

See Notes to Financial Statements                                             13

NOTES TO
FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware business trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The distribution of the Fund's Class B and Class C Shares commenced on April 18, 1995.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is accreted or amortized to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset

NOTES TO
FINANCIAL STATEMENTS

such losses against any future realized capital gains. At May 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $19,288 which will expire between May 31, 2004 and May 31, 2009. Of this amount, $9,826 will expire on May 31, 2004.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the years ended May 31, 2003 and 2002 were as follows:

                                                                 2003          2002
Distributions paid from:
  Ordinary income...........................................  $5,400,589    $14,639,745

    Due to inherent differences in the recognition of income, expenses, and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to expenses which are not deductible for tax purposes totaling $3,010 was reclassified from accumulated undistributed net investment income to capital. Additionally, a permanent book tax difference relating to the Fund's investments in other regulated investment companies totaling $3,857 was reclassified from accumulated undistributed net investment income to accumulated net realized gains/losses. Also a permanent book tax difference relating to the Fund's investments in other regulated investment companies totaling $249 was reclassified from accumulated undistributed net investment income to capital.

    As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $249,513

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the period ended May 31, 2003, the Fund's custody fee was reduced by $79,112 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                  AVERAGE DAILY NET ASSETS                    % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended May 31, 2003, the Adviser voluntarily waived $1,516,637 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended May 31, 2003, the Fund recognized expenses of approximately $29,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended May 31, 2003, the Fund recognized expenses of approximately $71,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended May 31, 2003, the Fund recognized expenses of approximately $1,950,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $102,000 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

3. CAPITAL TRANSACTIONS

At May 31, 2003, capital aggregated $501,452,585, $349,799,299 and $56,159,030 for Classes A, B, and C, respectively. For the year ended May 31, 2003, transactions were as follows:

                                                              SHARES             VALUE
Sales:
  Class A...............................................   1,778,019,559    $ 1,778,019,559
  Class B...............................................     427,304,116        427,304,116
  Class C...............................................      99,378,312         99,378,312
                                                          --------------    ---------------
Total Sales.............................................   2,304,701,987    $ 2,304,701,987
                                                          ==============    ===============
Dividend Reinvestment:
  Class A...............................................       4,830,628    $     4,830,628
  Class B...............................................         461,020            461,020
  Class C...............................................          97,186             97,186
                                                          --------------    ---------------
Total Dividend Reinvestment.............................       5,388,834    $     5,388,834
                                                          ==============    ===============
Repurchases:
  Class A...............................................  (1,739,422,702)   $(1,739,422,702)
  Class B...............................................    (377,039,529)      (377,039,529)
  Class C...............................................     (94,003,412)       (94,003,412)
                                                          --------------    ---------------
Total Repurchases.......................................  (2,210,465,643)   $(2,210,465,643)
                                                          ==============    ===============

NOTES TO
FINANCIAL STATEMENTS

    At May 31, 2002, capital aggregated $458,026,901, $299,074,948, and
$50,687,146 for Classes A, B, and C, respectively. For the year ended May 31, 2002, transactions were as follows:

                                                              SHARES             VALUE
Sales:
  Class A...............................................   1,374,222,816    $ 1,374,222,816
  Class B...............................................     382,872,986        382,872,986
  Class C...............................................     139,030,507        139,030,507
                                                          --------------    ---------------
Total Sales.............................................   1,896,126,309    $ 1,896,126,309
                                                          ==============    ===============
Dividend Reinvestment:
  Class A...............................................       9,391,875    $     9,391,875
  Class B...............................................       4,252,158          4,252,158
  Class C...............................................         748,354            748,354
                                                          --------------    ---------------
Total Dividend Reinvestment.............................      14,392,387    $    14,392,387
                                                          ==============    ===============
Repurchases:
  Class A...............................................  (1,377,327,816)   $(1,377,327,816)
  Class B...............................................    (426,739,268)      (426,739,268)
  Class C...............................................    (152,144,333)      (152,144,333)
                                                          --------------    ---------------
Total Repurchases.......................................  (1,956,211,417)   $(1,956,211,417)
                                                          ==============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended May 31, 2003 and 2002, 11,787,742 and 18,883,624 Class B Shares automatically converted to Class A Shares, respectively. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended May 31, 2003 and 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five

NOTES TO
FINANCIAL STATEMENTS

years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                  SALES CHARGE AS A
                                                                 PERCENTAGE OF DOLLAR
                                                               AMOUNT SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the period ended May 31, 2003, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a CDSC of approximately $2,834,900. Sales charges do not represent expenses to the Fund.

4. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .15% of Class A average daily net assets and .90% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended May 31, 2003, are payments retained by Van Kampen of approximately $3,048,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $14,300. Also, the amount of distribution expense incurred by Van Kampen and not yet reimbursed was approximately $8,604,300 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the plan or CDSC.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Reserve Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Reserve Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended May 31, 1999 were audited by other auditors whose report dated July 1, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Reserve Fund at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
July 15, 2003

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J. KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             91       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              89       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (64)          Trustee      Trustee     Prior to January 1999,         89       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (62)             Trustee      Trustee     President of CAC, llc., a      91       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            89       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      89       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (67)            Trustee      Trustee     Prior to 1998, President       91       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            89       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (62)     Trustee      Trustee     President Emeritus and         91       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           89       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 General Partner of funds
Room 285                                               Academy of                              in the Fund Complex.
Washington, D.C. 20418                                 Sciences/National                       Director of Neurogen
                                                       Research Council, an                    Corporation, a
                                                       independent, federally                  pharmaceutical company,
                                                       chartered policy                        since January 1998.
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001. Director of
                                                       the Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee,     Trustee     President and Chief            89       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief                funds in the Fund                       in the Fund Complex.
                              Executive                Complex. Chairman,
                              Officer                  President, Chief
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           91       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        91       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to December
                                                                   2000, Executive Vice President and Chief Investment Officer
                                                                   of Van Kampen Investments, and President and Chief Operating
                                                                   Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Advisers. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (36)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
                                                       since 2003  Vice President of funds in the Fund Complex.

Joseph J. McAlinden (60)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Advisers and Van Kampen
                                                                   Advisors Inc. since December 2002.

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Advisers and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (46)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                 Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Managing Director and General
                                                                   Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                   Inc. Vice President and Secretary of funds in the Fund
                                                                   Complex. Prior to July 2001, Managing Director, General
                                                                   Counsel, Secretary and Director of Van Kampen Investments,
                                                                   the Advisers, the Distributor, Investor Services, and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                   Secretary and Director of Van Kampen Investments, the
                                                                   Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to January 1999, Vice President
                                                                   and Associate General Counsel to New York Life Insurance
                                                                   Company ("New York Life"), and prior to March 1997,
                                                                   Associate General Counsel of New York Life. Prior to
                                                                   December 1993, Assistant General Counsel of The Dreyfus
                                                                   Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                   Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                   the Securities and Exchange Commission, Division of
                                                                   Investment Management, Office of Chief Counsel.

John L. Sullivan (47)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Advisers and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 23, 133, 233
                                                 RES ANR 7/03 11465G03-AP-7/03

Item 2.  Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3.  Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics -- Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen Reserve Fund
            -----------------------------------------------------------

By: /s/ Ronald E. Robison
    -------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 22, 2003

By: /s/ John L. Sullivan
    -------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: July 22, 2003